Senior Notes' Guarantor and Non-Guarantor Financial Information - Schedule of Condensed Consolidating Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 28, 2015	Dec. 29, 2014	Dec. 27, 2014	Mar. 29, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Current assets:
Cash	$ 314,980	$ 13,215	$ 13,215	$ 34,135	$ 14,917	$ 27,431	$ 42,790
Accounts receivable, net	109,941		141,302		99,337
Cost and estimated earnings in excess of billings	11,836		10,174		10,767
Inventories	133,307		111,553		96,432
Other current assets	17,476		17,172		13,181
Total current assets	587,540		293,416		234,634
Property, plant and equipment, net	948,129		950,601		831,778
Goodwill	415,582		419,270		127,038	179,120
Intangible assets, net	16,891		17,647		15,147
Other assets	50,112		48,843		39,197
Total assets	2,018,254		1,729,777		1,247,794	1,284,479
Current liabilities:
Current portion of debt	5,275		5,275		30,220
Current portion of acquisition-related liabilities	22,351		18,402		10,635
Accounts payable	70,840		78,854		72,104
Accrued expenses	81,612		101,496		57,251
Billings in excess of costs and estimated earnings	8,309		8,958		9,263
Total current liabilities	188,387		212,985		179,473
Long-term debt	1,057,418		1,059,642		658,767
Acquisition-related liabilities	36,168		42,736		23,756
Other noncurrent liabilities	97,433		93,691		77,480
Total liabilities	1,379,406		1,409,054		939,476
Redeemable noncontrolling interest			33,740		24,767
Total stockholders' equity/partners' interest	638,848		286,983		283,551
Total liabilities, redeemable noncontrolling interest and member's interest	2,018,254		1,729,777		1,247,794
Issuers [Member]
Current assets:
Cash	314,635	10,837	10,837	33,264	10,375
Accounts receivable, net			1
Intercompany receivables	367,129		376,344		38,134
Other current assets	739		7,148		750
Total current assets	682,503		394,330		49,259
Property, plant and equipment, net	7,436		7,035		3,969
Other assets	1,308,994		1,153,204		296,494
Total assets	1,998,933		1,554,569		349,722
Current liabilities:
Current portion of debt	5,275		5,275		26,010
Current portion of acquisition-related liabilities			166		2,000
Accounts payable	5,073		3,655		5,455
Accrued expenses	25,083		37,101		12,041
Intercompany payables	109,863		162,728
Total current liabilities	145,294		208,925		45,506
Long-term debt	1,057,418		1,059,642		19,587
Acquisition-related liabilities					85
Other noncurrent liabilities	751		796		959
Total liabilities	1,203,463		1,269,363		66,137
Total stockholders' equity/partners' interest	795,470		285,206		283,585
Total liabilities, redeemable noncontrolling interest and member's interest	1,998,933		1,554,569		349,722
Non-Wholly Owned Guarantors [Member]
Current assets:
Cash			2	5	9	397	8
Accounts receivable, net			6,629		4,587
Intercompany receivables			4,095		3,433
Inventories			8,696		10,402
Other current assets			464		444
Total current assets			19,886		18,875
Property, plant and equipment, net			302,524		301,908
Goodwill			23,124		23,124
Intangible assets, net			542		642
Other assets			25,233		17,973
Total assets			371,309		362,522
Current liabilities:
Current portion of debt			1,273		1,018
Accounts payable			6,845		9,387
Accrued expenses			10,178		9,185
Intercompany payables			4,052
Total current liabilities			22,348		19,590
Long-term debt			153,318		154,590
Other noncurrent liabilities			24,787		20,306
Total liabilities			200,453		194,486
Redeemable members' interest			34,543		23,450
Total stockholders' equity/partners' interest			136,313		144,586
Total liabilities, redeemable noncontrolling interest and member's interest			371,309		362,522
Wholly Owned Guarantors [Member]
Current assets:
Cash	577	697	695	4,210	3,442	30,981	33,997
Accounts receivable, net	101,089		124,380		93,102
Intercompany receivables	19,372		30,539		30,787
Cost and estimated earnings in excess of billings	11,581		9,819		10,539
Inventories	125,725		98,188		85,372
Other current assets	15,485		9,638		11,715
Total current assets	273,829		273,259		234,957
Property, plant and equipment, net	912,608		610,717		518,935
Goodwill	364,309		340,969		102,942
Intangible assets, net	14,547		14,245		14,505
Other assets	137,950		125,462		37,535
Total assets	1,703,243		1,364,652		908,874
Current liabilities:
Current portion of debt	5,266		3,990		3,192
Current portion of acquisition-related liabilities	22,351		18,236		8,635
Accounts payable	61,530		65,018		57,142
Accrued expenses	60,750		59,477		37,342
Intercompany payables	278,938		245,416		71,556
Billings in excess of costs and estimated earnings	8,309		8,931		8,837
Total current liabilities	437,144		401,068		186,704
Long-term debt	632,861		480,599		484,590
Acquisition-related liabilities	36,168		42,736		23,671
Other noncurrent liabilities	94,243		65,479		56,215
Total liabilities	1,200,416		989,882		751,180
Total stockholders' equity/partners' interest	502,827		374,770		157,694
Total liabilities, redeemable noncontrolling interest and member's interest	1,703,243		1,364,652		908,874
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash	7,895	8,793	8,793	1,343	3,631	680	$ 2,084
Accounts receivable, net	9,269		11,525		3,100
Intercompany receivables	5,727		4,052
Cost and estimated earnings in excess of billings	255		355		228
Inventories	7,582		4,669		658
Other current assets	1,252		1,775		272
Total current assets	31,980		31,169		7,889
Property, plant and equipment, net	28,085		30,325		6,966
Goodwill	51,273		55,177		972
Intangible assets, net	2,344		2,860
Other assets	1,298		1,362		1,303
Total assets	114,980		120,893		17,130
Current liabilities:
Accounts payable	4,654		4,569		1,572
Accrued expenses	3,906		3,705		1,223
Intercompany payables	3,427		2,834		798
Billings in excess of costs and estimated earnings			27		426
Total current liabilities	11,987		11,135		4,019
Other noncurrent liabilities	57,546		57,736
Total liabilities	69,533		68,871		4,019
Total stockholders' equity/partners' interest	45,447		52,022		13,111
Total liabilities, redeemable noncontrolling interest and member's interest	114,980		120,893		17,130
Consolidation, Eliminations [Member]
Current assets:
Cash	(8,127)	$ (7,112)	(7,112)	$ (4,687)	(2,540)	$ (5,324)
Accounts receivable, net	(417)		(1,233)		(1,452)
Intercompany receivables	(392,228)		(415,030)		(72,354)
Other current assets			(1,853)
Total current assets	(400,772)		(425,228)		(76,346)
Other assets	(1,398,130)		(1,256,418)		(314,108)
Total assets	(1,798,902)		(1,681,646)		(390,454)
Current liabilities:
Current portion of debt	(5,266)		(5,263)
Accounts payable	(417)		(1,233)		(1,452)
Accrued expenses	(8,127)		(8,965)		(2,540)
Intercompany payables	(392,228)		(415,030)		(72,354)
Total current liabilities	(406,038)		(430,491)		(76,346)
Long-term debt	(632,861)		(633,917)
Other noncurrent liabilities	(55,107)		(55,107)
Total liabilities	(1,094,006)		(1,119,515)		(76,346)
Redeemable noncontrolling interest			33,740		24,767
Redeemable members' interest			(34,543)		(23,450)
Total stockholders' equity/partners' interest	(704,896)		(561,328)		(315,425)
Total liabilities, redeemable noncontrolling interest and member's interest	$ (1,798,902)		$ (1,681,646)		$ (390,454)